Segment Reporting (Details) - Schedule of Each Reportable Segment’s Revenue and Income - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Battery cells and packs segment [Member]
Schedule of Each Reportable Segment’s Revenue and Income [Line Items]
Revenues from external customers	$ 8,245,966	$ 6,990,215	$ 4,288,366
Depreciation and amortization	(34,870)	(289,150)	(804)
Segment income (loss) before tax	$ (534,720)	$ (1,538,888)	$ 16,902
Segment gross profit (loss) margin	6.90%	6.50%	3.20%
E-bicycle sales segment [Member]
Schedule of Each Reportable Segment’s Revenue and Income [Line Items]
Revenues from external customers	$ 4,276,147	$ 9,405,103	$ 18,232,537
Depreciation and amortization	(255,032)	(319,801)	(139,501)
Segment income (loss) before tax	$ (2,551,727)	$ (3,068,693)	$ (2,034,515)
Segment gross profit (loss) margin	2.20%	(1.70%)	1.60%
Subtotal from operating segments [Member]
Schedule of Each Reportable Segment’s Revenue and Income [Line Items]
Revenues from external customers	$ 14,866,486	$ 16,395,318	$ 22,520,903
Depreciation and amortization	(654,082)	(608,951)	(140,305)
Segment income (loss) before tax	$ (3,249,204)	$ (4,607,581)	$ (2,017,613)
Segment gross profit (loss) margin	8.50%	1.80%	1.90%
Other [Member]
Schedule of Each Reportable Segment’s Revenue and Income [Line Items]
Revenues from external customers	$ 1,054,173	$ 993,899	$ 901,103
Depreciation and amortization	(528,892)	(314,971)	(329,543)
Segment income (loss) before tax	$ (4,072,129)	$ (2,252,525)	$ (1,779,032)
Segment gross profit (loss) margin	(12.50%)	(7.60%)	(4.40%)
Consolidated [Member]
Schedule of Each Reportable Segment’s Revenue and Income [Line Items]
Revenues from external customers	$ 15,920,659	$ 17,389,217	$ 23,422,006
Depreciation and amortization	(1,182,974)	(923,922)	(469,848)
Segment income (loss) before tax	$ (7,321,333)	$ (6,860,106)	$ (3,796,645)
Segment gross profit (loss) margin	7.20%	1.30%	1.60%
Electronic control system and intelligent robots sales segment [Member]
Schedule of Each Reportable Segment’s Revenue and Income [Line Items]
Revenues from external customers	$ 2,344,373
Depreciation and amortization	(364,180)
Segment income (loss) before tax	$ (162,757)
Segment gross profit (loss) margin	25.80%